Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	SOLARIS OILFIELD INFRASTRUCTURE, INC.
Entity Central Index Key	0001697500
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017